Subsequent events (Details) - Subsequent Events [Member]	May 04, 2023 $ / shares
Dividends Approved [Abstract]
Dividend declaration date	May 04, 2023
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Jun. 15, 2023